Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (10,197,242)	$ 1,453,191	$ 7,417,706